Other current assets (Tables)	12 Months Ended
Jun. 30, 2021
Other current assets.
Summary of other current assets

	2020	2021
	RMB	RMB
Prepayments	3,571	8,070
Trade receivables	4,473	11,265
Contract costs	9,201	11,194
Advances to employees	2,187	1,270
Deductible VAT and prepaid income tax	14,988	4,920
Other receivables due from third parties	2,096	1,066
Total	36,516	37,785